                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Scopia Management Inc.
Address:        450 Seventh Avenue, 43rd Floor, New York, NY 10123


Form 13F File Number:  28 - 11096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeremy Mindich
Title:  President
Phone:  212-370-0303

Signature, Place, and Date of Signing:

      /s/ Jeremy Mindich            New York, NY              August 11, 2006
     ---------------------         --------------             ---------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total:  $571,406
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE


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                           FORM 13F INFORMATION TABLE
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
  COLUMN 1               COLUMN 2    COLUMN 3          COLUMN 4     COLUMN 5      COLUMN 6    COLUMN 7           COLUMN 8
  --------               --------    --------          --------     --------      --------    --------    ------------------------
                                                                   Amount and                                      Voting
                         Title of                       Value       Type of      Investment    Other             Authority
Name of Issuer            Class       Cusip            (X$1000)     Security     Discretion   Managers    Sole     Shared    None
--------------            -----       -----            --------     --------     ----------   --------    ----     ------    ----
99 CENTS ONLY STORES CMN   COM        65440K 10 6    $     139        13,300  SH     Sole                  13,300
ALIGN TECHNOLOGY INC CMN   COM        016255 10 1    $  14,919     2,018,786  SH     Sole               2,018,786
BALLARD POWER
SYSTEMS INC CMN            COM        05858H 10 4    $     202        34,577  SH     Sole                  34,577
COMCAST CORPORATION CMN    COM        20030N 10 1    $  18,410       562,321  SH     Sole                 562,321
CORRECTIONS CORP
OF AMERICA CMN             COM        22025Y 40 7    $  13,145       248,304  SH     Sole                 248,304
CUMULUS MEDIA INC CMN      COM        231082 10 8    $   2,134       200,000  PUT    Sole                 200,000
CVS CORP CMN               COM        126650 10 0    $   9,978       325,000  PUT    Sole                 325,000
EMBARQ CORPORATION CMN     COM        29078E 10 5    $   2,512        61,287  SH     Sole                  61,287
FOMENTO ECONOMICO
MEXICANO SA DE
C.V. NEW SPONS ADR         COM        344419 10 6    $   6,279        75,000  SH     Sole                  75,000
FOREST LABS INC CMN        COM        345838 10 6    $   1,154        29,814  SH     Sole                  29,814
GENZYME CORP CMN           COM        372917 10 4    $   3,213        52,626  SH     Sole                  52,626
GOLD KIST INC. CMN         COM        380614 10 7    $  12,467       932,430  SH     Sole                 932,430
GREATBATCH INC CMN         COM        39153L 10 6    $  12,887       546,075  SH     Sole                 546,075
HCA INC CMN                COM        404119 10 9    $  16,577       384,177  SH     Sole                 384,177
HELEN OF TROY CORP
LTD CMN                    COM        G4388N 10 6    $  21,449     1,165,727  SH     Sole               1,165,727
ICOS CORP CMN              COM        449295 10 4    $   7,696       349,956  SH     Sole                 349,956
ISHARES TR DJ US
REAL EST                   COM        464287 73 9    $  29,897       419,600  PUT    Sole                 419,600
ISHARES TR RUSSELL 2000    COM        464287 65 5    $  78,860     1,099,400  PUT    Sole               1,099,400
ISTAR FINL INC CMN         COM        45031U 10 1    $  18,058       478,367  SH     Sole                 478,367
M D C HLDGS INC CMN        COM        552676 10 8    $   8,615       165,888  SH     Sole                 165,888
MICROSOFT CORP CMN         COM        594918 10 4    $  16,774       719,928  SH     Sole                 719,928
MILLER INDS INC CMN        COM        600551 20 4    $  22,847     1,103,729  SH     Sole               1,103,729
NAVISTAR INTL CORP CMN     COM        63934E 10 8    $  11,844       481,264  SH     Sole                 481,264
NAVISTAR INTL CORP CMN     COM        63934E 10 8    $  12,305       500,000  CALL   Sole                 500,000
NEXMED INC CMN             COM        652903 10 5    $   1,363     2,233,986  SH     Sole               2,233,986
NVIDIA CORP CMN            COM        67066G 10 4    $   1,866        87,655  SH     Sole                  87,655
ORIGEN FINANCIAL,
INC. CMN                   COM        68619E 20 8    $  16,008     2,493,445  SH     Sole               2,493,445
PFIZER INC. CMN            COM        717081 10 3    $  68,826     2,932,500  CALL   Sole               2,932,500
PFIZER INC. CMN            COM        717081 10 3    $   5,818       247,877  SH     Sole                 247,877
PILGRIMS PRIDE
CORPORATION CMN            COM        721467 10 8    $   4,403       170,660  SH     Sole                 170,660
PLUM CREEK TIMBER
CO INC CMN                 COM        729251 10 8    $   6,692       188,500  SH     Sole                 188,500
PRESTIGE BRANDS
HOLDINGS, INC. CMN         COM        74112D 10 1    $  26,360     2,643,961  SH     Sole               2,643,961
RADIO ONE INC
CLASS D NON VTG CMN        COM        75040P 40 5    $  16,374     2,212,671  SH     Sole               2,212,671
RITE AID CORP CMN          COM        767754 10 4    $     514       121,157  SH     Sole                 121,157
SANDERSON FARMS
INC CMN                    COM        800013 10 4    $   5,102       182,273  SH     Sole                 182,273
SCOTTISH RE GROUP
LTD ORD CMN                COM        G7885T 10 4    $   3,593       215,406  SH     Sole                 215,406
SPRINT NEXTEL
CORPORATION CMN            COM        852061 10 0    $  24,941     1,247,686  SH     Sole               1,247,686
STREETTRACKS GOLD TR       COM        863307 10 4    $  12,774       208,617  SH     Sole                 208,617
TECUMSEH PRODUCTS
CO CL-A CMN                COM        878895 20 0    $   1,506        78,443  SH     Sole                  78,443
TESCO CORPORATION CMN      COM        88157K 10 1    $  18,570       896,246  SH     Sole                 896,246
TOLL BROTHERS INC CMN      COM        889478 10 3    $   1,379        53,923  SH     Sole                  53,923
WYETH CMN                  COM        983024 10 0    $  12,958       291,775  SH     Sole                 291,775
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